Organization and Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2026
Organization and Summary of Significant Accounting Policies [Abstract]
Organization and Summary of Significant Accounting Policies

1. Organization and Summary of Significant Accounting Policies

Primech Holdings Limited (“PHL”) is a company incorporated in Singapore on December 29, 2020. PHL’s controlling shareholder is Sapphire Universe Holdings Limited (the “Parent”), which was formed in February 2018.

In 2018 through 2020, the Parent acquired Primech Services & Engrg (“Primech”), A&P Maintenance (“A&P”), Acteef Cleaning Specialists Pte Ltd (“Acteef Cleaning”), and Maint-Kleen Pte. Ltd (“Maint-Kleen”) (collectively, the “Subsidiaries”, and with PHL, the “Company”). Each of these companies had, prior to their acquisitions, operated in Singapore between 20 and 38 years, and the acquisitions by the Parent established a group of companies that provides a wide spectrum of cleaning services. Subsequent to their acquisition by the Parent, Primech and A&P merged into one company known as Primech A&P Pte Ltd (“Primech A&P”). On April 1, 2021, the Company acquired 100% of interest of Princeston International (S) Pte. Ltd (“Princeston”) and 80% of interest of CSG Industries Pte Ltd (“CSG”). Effective November 22, 2022, the Parent reorganized its corporate structure by transferring ownership of the Subsidiaries to PHL. Because this reorganization was among entities under common control, the accompanying consolidated financial statements are presented as if PHL had been the parent holding company for all periods presented.

On March 28, 2024, the company incorporated Primech AI Holdings Limited (“Primech AI Holdings, PAHL”) and Primech AI Investments Limited (“Primech AI Investments”). PAHL entered into a memorandum of understanding with an independent third party on April 16, 2024, which we will jointly introduce an eco-friendly and fully automatic artificial intelligent-powered toilet cleaning robots. On May 29, 2024, Primech AI Pte. Ltd. was set up, and Primech Holdings Ltd. holds a 51% interest in Primech AI Pte. Ltd. On May 7, 2024, the company incorporated Primech Hong Kong Limited (“Primech HK”). On September 12, 2025, the company incorporated Primech USA Inc. (“Primech USA”). On November 8, 2025, the Company struck-off Acteef Cleaning and recognized a loss of $169 on deconsolidation of a subsidiary during the year ended March 31, 2026, included in other operating income (expense), net in the accompanying statements of operations and other comprehensive loss.

On May 11, 2023, the Company changed its corporate name to Primech Holdings Ltd., so as to remove the designation “Pte.” which is used only for privately held companies under Singapore law, and adopted a constitution for a public company under Singapore law.

Liquidity

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. For the fiscal year ended March 31, 2026, the Company recorded a net loss of approximately $2,967 and cash used in operating activities was approximately $3,927. Included in these amounts are government subsidies of approximately $3,066. These government subsidies were received from government authorities in Singapore, and were primarily used to offset wage costs, and are recorded as a reduction to associated wage costs in cost of revenue and general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss.

Notwithstanding the receipt of the government subsidies, management believes that its March 31, 2026, working capital of approximately $8,162 (including cash of approximately $8,921) and approximately $7,614 of available loans or overdraft facilities are sufficient to fund operations for at least one year from the date the Company’s March 31, 2026, financial statements are issued. The amount and timing of future cash requirements will depend, in part, on the Company’s operating profitability. The Company may seek to raise additional debt and/or equity capital to fund future operations and strategic initiatives, but there can be no assurances that the Company will be able to secure such additional financing in the amounts necessary to fully fund its operating requirements on acceptable terms, or at all. The Ordinary Shares were previously approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “PMEC” on October 10, 2023. The amount and timing of future cash requirements will depend, in part, on the Company’s operating profitability.

Basis of presentation and principles of consolidation

These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The Company’s consolidated financial statements includes the consolidated accounts of all of our subsidiaries. All intercompany accounts and transactions included in the consolidated financial statements have been eliminated.

As of March 31, 2026, PHL has eight wholly-owned subsidiaries, Primech A&P, HomeHelpy Singapore Pte. Ltd, Maint-Kleen, My All Services Sdn Bhd, Princeston, Primech AI, Primech HK and Primech USA; one 80% owned subsidiary, CSG; and two 51% owned subsidiaries, Primech AI Investments and Primech AI Pte. Ltd. All intercompany amounts and transactions have been eliminated in consolidation. All subsidiaries are entities incorporated under the laws of Singapore, except for My All Services which was incorporated in Malaysia, Primech AI and Primech AI Investments which were incorporated in British Virgin Islands, Primech Hong Kong was incorporated in Hong Kong and Primech USA was incorporated in United States of America.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates. On an ongoing basis, management reviews its estimates and if deemed appropriate, those estimates are adjusted. Significant estimates include those related to assumptions used in valuing reserves of uncollectible accounts receivable, assumptions in recording of receivables from government subsidies, assumptions used in valuing equity instruments issued for services, impairment testing of goodwill and other long-term assets, the valuation allowance for deferred tax assets, and accruals for potential liabilities.

Revenue recognition

The Company recognizes revenue in accordance with Financial Accounting Standard Board (FASB) Accounting Standards Codification (ASC) 606, Revenue from Contract with Customers (ACS 606). The underlying principle of ASC 606 is to recognize revenue to depict the transfer of goods or services to customers at the amount expected to be collected. ASC 606 creates a five-step model that requires entities to exercise judgment when considering the terms of contract(s), which include (1) identifying the contract or agreement with a customer, (2) identifying our performance obligations in the contract or agreement, (3) determining the transaction price, (4) allocating the transaction price to the separate performance obligations, and (5) recognizing revenue as each performance obligation is satisfied. If an entity has a right to invoice a customer for an amount that corresponds directly with performance, it may recognize revenue in the amount invoiced.

The Company provides certain services under contracts that bill customers based on agreed-upon rates. For these contracts, the Company has a right to invoice the customer in an amount that corresponds directly with the value to the customer of the Company’s performance completed to date. Accordingly, the Company applies the practical expedient in ASC 606-10-55-18 and recognizes revenue in the amount to which it has a right to invoice, as this amount corresponds directly with the value delivered to the customer. As such, the Company does not disclose the aggregate amount of the transaction price allocated to unsatisfied performance obligations for these contracts.

For service contracts where the performance obligation is not completed, deferred revenue, if any, is recorded for any payments received in advance of the performance obligation.

Cost of revenue

Recurring direct operating costs for services are recognized as incurred. Cost of services revenue consists primarily of personnel costs.

Government subsidies

Government subsidies are not recognized until there is reasonable assurance that the Company will comply with the conditions of the subsidy and the Company will receive the subsidy.

Generally, government subsidies fall into two categories: subsidies related to income and subsidies related to assets. Subsidies related to income are recognized in the period that the recognition criteria are met, and are presented as a reduction of the related expense that they are intended to compensate within operating expenses in the consolidated statements of operations and comprehensive income. Subsidies related to assets are for the purchase, construction or other acquisition of long-lived assets and are recognized as reductions to the capitalized costs of the related assets.

For the years ended March 31, 2026 and 2025, a total of approximately $2,805 and approximately $4,171 respectively of subsidies related to income were received that primarily offset various payroll and related costs. In addition, for the years ended March 31, 2026 and 2025 the Company received approximately $69 and approximately $320, respectively, of subsidies related to assets that offset purchases of certain equipment. At March 31, 2026 and 2025, government subsidies receivable totalled approximately $288 and approximately $1,485, respectively. There are no unfulfilled conditions or other contingencies related to these subsidies.

Cash and cash equivalents

Our cash and cash equivalents consist of funds held in bank accounts. Cash equivalents are highly-liquid investments with original maturities of three months or less, including money market funds.

We maintain cash balances in Singapore dollars (“SGD”), U.S. Dollars (“USD”), Hong Kong dollars (HKD) and Malaysian Ringgit (“MYR”). The following table, reported in USD, disaggregates our cash balances by currency denomination:

	For the Years Ended March 31,
	2026	2025
Cash denominated in:
SGD	$8,513	$10,037
USD	370	16
MYR	-	54
HKD	38	38
Total	$8,921	$10,145

Accounts receivable

Accounts receivable are recorded at the invoiced amount less an allowance for estimated credit losses. Accounts receivable also includes unbilled amounts for which we have performed services for the customer but have not yet invoiced. Accounts receivable at March 31, 2026 and 2025 included unbilled receivables of approximately $5,622 and approximately $3,520, respectively. We regularly evaluate the collectability of trade receivable balances based on a combination of factors such as customer credit-worthiness, past transaction history with the customer, current economic industry trends and changes in customer payment patterns. If we determine that a customer will be unable to fully meet its financial obligation, such as in the case of a bankruptcy filing or other material events impacting its business, a specific reserve for bad debt will be recorded to reduce the related receivable to the amount expected to be recovered. Reserve for estimated credit losses were approximately $411 and approximately $477 as of March 31, 2026 and 2025, respectively.

Property and equipment

We state property and equipment at cost and depreciate such assets using the straight-line method over the estimated useful lives of each asset category. For leasehold improvements, we determine amortization using the straight-line method over the shorter of the lease term or estimated useful life of the asset. Expenditures for repairs and maintenance, which do not materially extend the useful lives of the assets, are expensed as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized and depreciated over the remaining useful life of the related asset. The estimated useful lives of property and equipment are as follows:

Machinery	2 to 5 years
Motor vehicles	5 years
Furniture and fixtures	2 to 5 years
Office equipment	2 to 5 years
Leasehold improvements	Shorter of useful life or lease term
Office improvements	2 to 5 years
Capitalized software	2 to 3 years
Leasehold property	27 to 32 years

Intangible assets

Amortizable identifiable intangible assets are stated at cost less accumulated amortization, and represent customer relationships and customer backlog acquired in business combinations. Customer backlog represents the value of existing firm purchase orders in place at the time of acquisition and are amortized over 3 years. Customer relationships are amortized over 5 years. The Company follows ASC 360 in accounting for intangible assets, which requires impairment losses to be recorded when indicators of impairment are present and the undiscounted cash flows estimated to be generated by the assets are less than the assets’ carrying amounts. For the years ended March 31, 2026 and 2025, the Company determined there were no indicators of impairment of its amortizable identifiable intangible assets.

Goodwill

Goodwill is the excess of cost of an acquired entity over the fair value of amounts assigned to assets acquired and liabilities assumed in a business combination. Under the guidance of ASC 350, goodwill is not amortized, rather it is tested for impairment annually, and will be tested for impairment between annual tests if an event occurs or circumstances change that would indicate the carrying amount may be impaired. An impairment loss generally would be recognized when the carrying amount of the reporting unit’s net assets exceeds the estimated fair value of the reporting unit and would be measured as the excess carrying value of goodwill over the derived fair value of goodwill. The Company’s policy is to perform an annual impairment testing for its reporting units on March 31, of each fiscal year. For the year ended March 31, 2026, the Company determined there was no impairment of its remaining recorded Goodwill. For the year ended March 31, 2025, the Company determined there was an impairment charge of approximately $291 related to the recorded Goodwill relating to its acquisition of CSG.

Impairment of long-lived assets

Long-lived assets primarily include property and equipment and intangible assets. In accordance with the provision of ASC 360, the Company generally conducts its annual impairment evaluation to its long-lived assets, usually in the fourth quarter of each year, or more frequently if indicators of impairment exist, such as a significant sustained change in the business climate. The recoverability of long-lived assets is measured at the reporting unit level. If the total of the expected undiscounted future net cash flows is less than the carrying amount of the asset, a loss is recognized for the difference between the fair value and carrying amount of the asset. As of March 31, 2026 and 2025, the Company determined there were no indicators of impairment of its long-lived assets.

Fair value of financial instruments

Under ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price at which an asset could be exchanged or a liability transferred in a transaction between knowledgeable, willing parties in the principal or most advantageous market for the asset or liability. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or parameters are not available, valuation models are applied. A fair value hierarchy prioritizes the inputs used in measuring fair value into three broad levels as follows:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Inputs, other than the quoted prices in active markets, are observable either directly or indirectly.

Level 3 — Unobservable inputs based on the Company’s assumptions.

The Company is required to use observable market data if such data is available without undue cost and effort. The Company has no fair value items required to be disclosed as of March 31, 2026 or 2025 under these requirements.

The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, accounts receivable, short-term bank loans and accounts payable, approximate their fair values because of the short maturity of these instruments. The carrying values of capital lease obligations and notes payable approximate their fair values because interest rates on these obligations are based on prevailing market interest rates.

Advertising

Costs related to advertising and product promotion expenditures (including attending of product exhibitions) are charged to “Sales and marketing expenses” as incurred. Certain advertising costs are paid in advance and are expensed at the time the advertising occurs. Advertising costs aggregated $864 and $2,007 for the year ended March 31, 2026 and 2025, respectively.

Income taxes

The Company accounts for income taxes using an asset and liability approach which allows for the recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or that future deductibility is uncertain.

The Company conducts its businesses in Singapore and Malaysia and is subject to tax in these jurisdictions. As a result of its business activities, the Company will file separate tax returns that are subject to examination by the foreign tax authorities.

Leases

The Company accounts for leases under ASC 842, Leases. The Company determines whether a contract is, or contains, a lease at inception. Right-of-use assets represent the Company’s right to use an underlying asset during the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

Right-of-use assets and lease liabilities are recognized at lease commencement based upon the estimated present value of unpaid lease payments over the lease term. The Company uses its incremental borrowing rate based on the information available at lease commencement in determining the present value of unpaid lease payments.

Earnings per share

Basic earnings (loss) per ordinary share is computed by dividing net earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to ordinary shareholders by the sum of the weighted average number of ordinary shares outstanding and of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share. At March 31, 2026, potentially dilutive securities include 1,000,000 shares issuable upon conversion of Convertible promissory note. For the years ended March 31, 2025, the Company had no dilutive equity instruments.

Translation of foreign currencies

We report all currency amounts in USD. Our subsidiaries, however, maintain their books and records in their SGD functional currency, while My All Services maintains its books and records in their MYR functional currency.

In general, when consolidating our subsidiaries with non-USD functional currencies, we translate the amounts of assets and liabilities into USD using the exchange rate on the balance sheet date, and the amounts of revenue and expense are translated at the average exchange rate prevailing during the period. The gains and losses resulting from translation of financial statement amounts into USD are recorded as a separate component of accumulated other comprehensive loss within stockholders’ equity.

We used the exchange rates in the following table to translate amounts denominated in non-USD currencies as of and for the periods noted:

	As of March 31,
	2026	2025
Exchange rates at March 31:
SGD:USD	0.77	0.75
HKD:USD	0.13	0.13
RM:USD	0.24	0.22

	For the Years Ended March 31,
	2026	2025
Average exchange rate during the year ended March 31:
SGD:USD	0.78	0.75
HKD:USD	0.13	0.13
RM:USD	0.25	0.23

Concentration

For the year ended March 31, 2026, one customer accounted for 16.3% of our total revenue and two customers accounted for an aggregate of 36.9% our accounts receivable. For the year ended March 31, 2025, one customer accounted for 15.5% of our total revenue and one customer accounted for 21.1% of our accounts receivable.

For the year ended March 31, 2026 and 2025, there were no vendors that accounted for more than 10% of our total operating costs and expenses. At March 31, 2026 and 2025, no vendors accounted for more than 10% of accounts payable.

Comprehensive Income (loss)

Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. The Company’s accumulated other comprehensive income consists of cumulative foreign currency translation adjustments.

Segment reporting

The Company operates in two segments, commercial cleaning services and robotic, based on how the chief operating decision maker (“CODM”) views and evaluates the Company’s operations in making operational and strategic decisions and assessments of financial performance. The Company’s President has been identified as the CODM.

Economic and political risks

Our operations in Singapore are subject to significant risks not typically associated with companies in the United States of America, including risks associated with, among others, the political, economic and legal environment and foreign currency exchange. Our results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation.

Recent Accounting Pronouncements

In November 2024, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2024-03 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) Disaggregation of Income Statement Expenses. The guidance in ASU 2024-03 requires public business entities to disclose in the notes to the financial statements, among other things, specific information about certain costs and expenses including purchases of inventory; employee compensation; and depreciation and amortization expense for each caption on the income statement where such expenses are included. The update is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted, and the amendments may be applied prospectively to reporting periods after the effective date or retrospectively to all periods presented in the financial statements. We are currently evaluating the provisions of this guidance and assessing the potential impact on our financial statement disclosures.

In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832), which adds guidance to ASC 832 on the recognition, measurement, and presentation of government grants. The overall principle of the new standard is that a government grant is recognized in earnings in the same period(s) that the costs for which the grant was intended to compensate are recognized. A government grant cannot, however, be recognized until it is probable that (i) the company will comply with the conditions attached to the grant and (ii) the grant will be received. ASU No. 2025-10 is effective for fiscal years beginning after December 15, 2028, with early adoption permitted. The Company is currently evaluating the impact of this ASU on our financial statements and disclosures.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and cash flows.